Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

February 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund

Post-Effective Amendment No. 135

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated February 2, 2017, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel

Charles Schwab Investment Management, Inc.